SEMIANNUAL
                                                                          REPORT
                                                                  March 31, 1999
                                                                     (Unaudited)

                                 [LOGO OMITTED]
                             Penn Capital Management

                               Penn Capital Funds

                 -----------------------------------------------
                  Portfolios of The TIP Funds [Graphic omitted]
                 -----------------------------------------------
                   Penn Capital Strategic High Yield Bond Fund
                 -----------------------------------------------

INVESTMENT REVIEW
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND--FIRST QUARTER 1999
--------------------------------------------------------------------------------
PORTFOLIO OBJECTIVE
The Fund seeks to maximize income through high current yield and, as a secondary objective, to produce above average capital appreciation. The Fund invests primarily in a diversified portfolio of high yield bonds and other high yield instruments.

MARKET REVIEW
The high yield market's performance for the first quarter of 1999 reflected a positive but cautious tone, as investors searched for higher yields and primary market makers re-deploy their capital. The CS First Boston High Yield Bond Index and Merrill Lynch High Yield Bond Index returned 1.65% and 1.08%, respectively, both again outperforming the ten-year Treasury, which declined 3.23% for the quarter. We believe this activity reinforces our view that the high yield market is undervalued and should continue to attract more investment assets. Why Penn remains positive about the high yield market:

[bullet] The high yield market has matured and grown. Today it represents close to 25% of the U.S. corporate bond market.

[bullet] Credit quality is acceptable. Lower rated issuances (B- or lower) are less than half of what they were in the 1980's.

[bullet] The Moody's trailing twelve month domestic default rate for 1998 was 1.7%, up from 1.4% in 1997, but below the 4.2% Moody's average annual default rate for the last ten years.

[bullet] The CS First Boston High Yield Index spread-to-treasury at March 31,
         1999, was 605 basis points, or an index premium to Treasuries of 116%. As noted last quarter, from an historical perspective, the index premium has not been at these levels since 1990, a year highlighted by the collapse of high yield's primary market maker Drexel Burnham Lambert, and a 10% annual default rate. Current wide spreads will tend to "cushion" losses in the event of future market disruption.

[bullet] High yield continues to be one of the best ways to diversify a fixed income allocation. It is not highly correlated to other fixed income instruments.

[bullet] Finally, high yield returns have significantly outperformed investment grade bonds over long term (5 and 10 year) horizons. The CS First Boston High Yield Index has generated returns of 8.8% and 10.7%, respectively, compared to 7.8% and 9.1% for the Lehman Aggregate
         Bond Index. Penn's Active and Defensive Styles have significantly outperformed the CS First Boston High Yield Index and Merrill Lynch High Yield Index, respectively, over the same period.

PERFORMANCE REVIEW
Month                              2.21%
Quarter                            3.35%
Six-Month Period                   5.06%
Inception-to-Date
Annualized (3/1/98)               (2.34)%

Technical factors continued to play a role in dictating the performance of the high yield market during the first quarter. High yield mutual funds experienced net inflows of $4.0 billion, the second consecutive quarterly increase compared to $1.2 billion net outflows in the third quarter of 1998. Core holdings in Penn's High Yield styles contributed significantly to performance. Industries such as cable, telecommunications and consumer manufacturing provided investors with the strong returns. The cable and telecommunications industries continue to benefit from the expectations of greatly enhanced revenue capabilities, derived in part from digital capabilities, internet services, programming on demand, and inevitably consolidation. Manufacturers of domestic consumer goods performed strongly as consumers continued to drive solid U.S. economic growth.

As stated before, a key to Penn's high yield value approach is ... its high coupon or yield! As opposed to equities, our holdings allow us to "get paid while we wait." Penn's active and defensive high yield portfolios are undervalued relative to the fundamentals of the respective companies. We believe that, as the year progresses, the valuations of these total return opportunities will be realized, translating into superior performance over the long term.



Sincerely,


/s/ signature omitted

Richard A. Hocker
CHIEF INVESTMENT OFFICER
PENN CAPITAL MANAGEMENT COMPANY, INC.

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 1999                                                       (Unaudited)

                                       Face
PENN CAPITAL STRATEGIC                Amount        Value
HIGH YIELD BOND FUND                   (000)        (000)
-----------------------------------------------------------
CORPORATE BONDS (81.8%)
AEROSPACE (1.0%)
   Burke Industries
       10.000%, 08/15/07             $  135       $    125
   Compass Aerospace (A)
       10.125%, 04/15/05                185            180
   Derlan Manufacturing
       10.000%, 01/15/07                105             94
                                                  --------
                                                       399
                                                  --------
AIRLINES (1.7%)
   Aircraft Service International
     Group
       11.000%, 08/15/05                250            253
   Constellation Finance (A)
        9.800%, 12/14/02                445            428
                                                  --------
                                                       681
                                                  --------
AUTOMOTIVE (0.8%)
   Hayes Wheels International
       11.000%, 07/15/06                 75             83
   Jh Heafner
       10.000%, 05/15/08                245            250
                                                  --------
                                                       333
                                                  --------
CABLE (4.0%)
   Charter Communication
     Holdings (A)
        8.625%, 04/01/09                435            446
   International Cabletel
       10.000%, 02/15/07                265            281
   Northland Cable Television
       10.250%, 11/15/07                355            376
   NTL Incorporated (A)
       11.500%, 10/01/08                 70             79
   Rifkin Acquisition Partners
       11.125%, 01/15/06                295            336
   Scott Cable Communications (B)
       07/18/02                         164             25
   Telewest Communications
        9.625%, 10/01/06                 90             95
                                                  --------
                                                     1,638
                                                  --------

                                      Face
                                     Amount         Value
                                      (000)         (000)
----------------------------------------------------------
COMMUNICATIONS (8.2%)
   Clearnet Communications (D)
       11.660% 12/15/05              $  315       $    289
   E.spire Communications (D)
       15.535%, 11/01/05                640            462
   14.394%, 07/01/08                    335            161
   Hyperion Telecommunication (D)
       11.356%, 04/15/03                250            205
   Level 3 Communications
        9.125%, 05/01/08                100            100
   McCaw International (D)
       16.974%, 04/15/07              1,340            710
   Microcell Telecommunication (D)
       11.180%, 06/01/06                735            604
   Primus Telecommunications
       11.750%, 08/01/04                415            430
   Satellites Mexicanos, Ser B
       10.125%, 11/01/04                 30             24
   Talton Holdings, Ser B
       11.000%, 06/30/07                445            399
                                                  --------
                                                     3,384
                                                  --------
COMPUTERS & SERVICES (0.5%)
   Autotote Corporation
       10.875%, 08/01/04                185            191
                                                  --------
CONGLOMERATE (0.6%)
   Thermadyne Manufacturing
        9.875%, 06/01/08                280            262
                                                  --------
CONSUMER / MANUFACTURING (5.0%)
   Chattem
        8.875%, 04/01/08                550            553
   Decora Industries
       11.000%, 05/01/05                325            306
   Drypers
       10.250%, 06/15/07                455            436
   Ekco Group
        9.250%, 04/01/06                 75             75
   Revlon Consumer Products
        8.125%, 02/01/06                370            356
   Sweetheart Cup
        9.625%, 09/01/00                340            323
                                                  --------
                                                     2,049
                                                  --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 1999                                                       (Unaudited)

                                       Face
PENN CAPITAL STRATEGIC                Amount       Value
HIGH YIELD BOND FUND                   (000)       (000)
----------------------------------------------------------

ENERGY (1.8%)
   Ferrellgas Partners
        9.375%, 06/15/06              $  45       $     45
   Ocean Rig Norway
       10.250%, 06/01/08                170            115
   R&B Falcon (A)
        9.500%, 12/15/08                200            180
   Transamerican Energy, Ser B
       11.500%, 06/15/02                430            116
   Transamerican Refining
       15.000%, 12/01/03                300            297
                                                  --------
                                                       753
                                                  --------
FINANCIAL (1.9%)
   Bf Saul REIT
        9.750%, 04/01/08                225            214
   Hawthorne Financial
       12.500%, 12/31/04                600            583
                                                  --------
                                                       797
                                                  --------
FOOD & BEVERAGE (7.8%)
   Ameriserv Food
        8.875%, 10/15/06                435            382
   Archibald Candy
       10.250%, 07/01/04                 50             51
       10.250%, 07/01/04                305            313
   Cfp Holdings, Ser B
       11.625%, 01/15/04                720            601
   Chiquita Brands International
       10.250%, 11/01/06                120            124
   Di Giorgio
       10.000%, 06/15/07                385            380
   Envirodyne Industries
       12.000%, 06/15/00                 15             15
   Fleming
       10.500%, 12/01/04                420            394
   Heileman Acquisition (C)
       01/31/04                          20             --
   Imperial Sugar
        9.750%, 12/15/07                155            156
   Mrs. Fields Holding (D)
       17.076%, 12/01/05                155             79
   Mrs. Fields Original, Ser B
       10.125%, 12/01/04                 75             72

                                       Face
                                      Amount       Value
                                       (000)       (000)
----------------------------------------------------------
   Sun World International
       11.250%, 04/15/04             $  260       $    275
   Tom's Foods
       10.500%, 11/01/04                400            384
                                                  --------
                                                     3,226
                                                  --------
GAMING (10.3%)
   Alliance Gaming
       10.000%, 08/01/07                655            445
   Argosy Gaming Cv
       12.000%, 06/01/01                875            883
   Aztar
       11.000%, 10/01/02                130            132
   Hollywood Casino
       12.750%, 11/01/03                375            410
   Hollywood Park, Ser B
        9.500%, 08/01/07                380            389
   Mohegan Tribal (A)
        8.750%, 01/01/09                140            146
   Penn National Gaming
       10.625%, 12/15/04                465            470
   Venetian Casino/Lv Sands
       12.250%, 11/15/04                790            816
       10.000%, 11/15/05                625            561
                                                  --------
                                                     4,252
                                                  --------
GENERAL INDUSTRIAL (5.4%)
   American Pad & Paper
       13.000%, 11/15/05                635            392
   Clark Material Handling
       10.750%, 11/15/06                 65             66
   Exide
       10.000%, 04/15/05                350            345
   Exide Cv (A)
        2.900%, 12/15/05              1,295            730
   Haynes International
       11.625%, 09/01/04                500            404
   Perry-Judd
       10.625%, 12/15/07                 75             77
   Prestolite Electric
        9.625%, 02/01/08                 85             84
   Safety-Kleen Services
        9.250%, 06/01/08                135            141
                                                  --------
                                                     2,239
                                                  --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 1999                                                       (Unaudited)

                                       Face
PENN CAPITAL STRATEGIC                Amount       Value
HIGH YIELD BOND FUND                   (000)       (000)
----------------------------------------------------------
HEALTHCARE (5.9%)
   Fisher Scientific International
        9.000%, 02/01/08              $  85       $     86
   Fountain View
       11.250%, 04/15/08                320            281
   Genesis Health Ventures
        9.250%, 10/01/06                310            266
   Global Health Services
       11.000%, 05/01/08                390            245
   Oxford Health Plans (A)
       11.000%, 05/15/05                175            180
   Pediatric Services
       10.000%, 04/15/08                520            364
   Quorum Health
        8.750%, 11/01/05                135            130
   Sun Healthcare Group (A)
        6.000%, 03/01/04                230             33
   Unilab
       11.000%, 04/01/06                795            841
                                                  --------
                                                     2,426
                                                  --------
HOTELS/LODGING (0.1%)
   Red Roof Inns
        9.625%, 12/15/03                 50             50
                                                  --------
MEDIA (2.3%)
   Garden State Newspapers
        8.750%, 10/01/09                310            317
   Gray Communications System
       10.625%, 10/01/06                425            450
   Tri-State Outdoor Media
       11.000%, 05/15/08                170            177
                                                  --------
                                                       944
                                                  --------
METAL/MINING OTHER (1.7%)
   TVX Gold Cv
        5.000%, 03/28/02              1,005            714
                                                  --------
METAL/MINING STEEL (0.8%)
   Great Lakes Carbon
       10.250%, 05/15/08                335            346
                                                  --------
RAILROADS (0.7%)
   TFM SA de Cv
       10.250%, 06/15/07                330            290
                                                  --------
                                       Face
                                      Amount       Value
                                       (000)       (000)
----------------------------------------------------------
REAL ESTATE/BUILDING (0.9%)
   Fortress Group
       13.750%, 05/15/03             $  340       $    372
                                                  --------
RESTAURANTS (1.9%)
   Advantica Restaurant Group
       11.250%, 01/15/08                558            573
   Avado Brands
        9.750%, 06/01/06                205            201
                                                  --------
                                                       774
                                                  --------
RETAIL (4.3%)
   K-Mart
       13.500%, 01/01/09                185            191
        8.990%, 07/05/10                615            609
   Pamida
       11.750%, 03/15/03                115            104
   Pantry
       10.250%, 10/15/07                475            499
   Petro Stopping Ctr/Finl
       10.500%, 02/01/07                225            241
   Tropical Sportswear International
       11.000%, 06/15/08                110            115
                                                  --------
                                                     1,759
                                                  --------
SERVICES (1.8%)
   Loewen Group Inc.
        6.700%, 10/01/99                340            207
   Loewen Group International, Ser 7
        7.600%, 06/01/08                225            118
   Unicco Service
        9.875%, 10/15/07                435            436
                                                  --------
                                                       761
                                                  --------
STEEL & STEEL WORKS (2.2%)
   Ak Steel
        9.125%, 12/15/06                610            646
   Simcala
        9.625%, 04/15/06                335            247
                                                  --------
                                                       893
                                                  --------
SUPERMARKETS (2.8%)
   Duane Reade
        9.250%, 02/15/08                335            348

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 1999                                                       (Unaudited)

                                       Face
PENN CAPITAL STRATEGIC                Amount       Value
HIGH YIELD BOND FUND                   (000)       (000)
----------------------------------------------------------
   Jitney-Jungle Stores
       10.375%, 09/15/07                440       $    448
   Phar-Mor
       11.720%, 09/11/02                365            381
                                                  --------
                                                     1,177
                                                  --------
TELEPHONES &
   TELECOMMUNICATION (3.3%)
   Dobson/Sygnet Communications
       12.250%, 12/15/08                155            166
   ICG Services (D)
       12.063%, 05/01/08                160             91
   Intelcom Group (D)
       11.537%, 05/01/06                175            143
   Omnipoint
       11.625%, 08/15/06                490            426
       11.625%, 08/15/06                195            170
   Nextel Communications (D)
        9.554%, 02/15/08                310            219
   Viatel
       11.500%, 03/15/09                160            166
                                                  --------
                                                     1,381
                                                  --------
TRANSPORTATION/NON-AIR (3.7%)
   Atlantic Express
       10.750%, 02/01/04                410            421
   Coach USA
        9.375%, 07/01/07                 80             84
   HCC Industries
       10.750%, 05/15/07                405            392
   Holt Group
        9.750%, 01/15/06                380            262
   Sea Containers
        7.875%, 02/15/08                375            361
                                                  --------
                                                     1,520
                                                  --------
VETERINARY SERVICES (0.4%)
   Veterinary Centers of America Cv
        5.250%, 05/01/06                200            154
                                                  --------
TOTAL CORPORATE BONDS
   (Cost $34,594)                                   33,765
                                                  --------


                                                   Value
                                      Shares       (000)
----------------------------------------------------------
PREFERRED STOCKS (8.5%)
AEROSPACE (0.1%)
   GPA Cv*                               46       $     46
                                                  --------
BANKS (0.3%)
   Astoria Financial*                 5,275            137
   Fidelity Federal Bank                 30              1
                                                  --------
                                                       138
                                                  --------
CABLE (3.4%)
   CSC Holdings                       4,725            527
   CSC Holdings PIK*                    707             81
   Echostar Communications            4,825            794
                                                  --------
                                                     1,402
                                                  --------
COMMUNICATIONS (4.1%)
   Crown Castle International* (A)        3              4
   Hyperion Telecom*                    884            813
   Nextel Communications PIK*         8,380            855
                                                  --------
                                                     1,672
                                                  --------
METAL/MINING OTHER (0.3%)
   Clark Material Handling*           1,393            137
                                                  --------
SUPERMARKETS (0.3%)
   Jitney-Jungle*                       750            105
                                                  --------
TOTAL PREFERRED STOCKS
   (Cost $2,620)                                     3,500
                                                  --------

COMMON STOCKS (7.3%)
AIRCRAFT (0.2%)
   BE Aerospace*                      6,750            100
                                                  --------
APPAREL/TEXTILES (1.0%)
   Dan River, Cl A*                  29,070            247
   Pillowtex                         12,500            177
                                                  --------
                                                       424
                                                  --------
BROADCASTING, NEWSPAPERS
   & ADVERTISING (0.0%)
   Pegasus Communications*              111              3
                                                  --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 1999                                                       (Unaudited)

                                    Shares/Face
PENN CAPITAL STRATEGIC                Amount       Value
HIGH YIELD BOND FUND                   (000)       (000)
----------------------------------------------------------
BUILDING & CONSTRUCTION
   SUPPLIES (0.8%)
   International Comfort
     Products*                       43,150       $    340
                                                  --------
ENTERTAINMENT (0.3%)
   Players International*            17,200            107
                                                  --------
FOOD & BEVERAGE (2.0%)
   Dr. Pepper Bottling Holdings,
     Cl A*                           27,150            815
                                                  --------
INDUSTRIAL (0.1%)
   Haynes Holdings* (A)               6,960             64
                                                  --------
MEDICAL PRODUCTS &
   SERVICES (1.0%)
   Unilab*                          127,950            408
                                                  --------
NON-FOODS (0.4%)
   Drypers*                          81,275            175
                                                  --------
OIL SERVICES (0.5%)
   Bayard Drilling Technologies*     30,850            193
                                                  --------
TELEPHONES &
   TELECOMMUNICATION (1.0%)
   Clearnet, Cl A*                   29,775            393
   Nextel Communications, Cl A*          80              3
                                                  --------
                                                       396
                                                  --------
TOTAL COMMON STOCKS
   (Cost $3,228)                                     3,025
                                                  --------

WARRANT (0.0%)
   Allegiance Telecom*                   35             --
                                                  --------
TOTAL WARRANT
   (Cost $0)                                            --

                                                  --------

REPURCHASE AGREEMENT (0.5%)
 Lehman Brothers
 4.95%, dated 03/31/99, matures
 04/01/99, repurchase price
 $201,405 (collateralized by
 U.S. Treasury Note, par value
 $200,770, 5.625%, matures
 10/31/99 market value
 $206,440)                           $  201       $    201
                                                  --------

PENN CAPITAL STRATEGIC                             Value
HIGH YIELD BOND FUND                               (000)
----------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
   (Cost $201)                                    $    201
                                                  --------
TOTAL INVESTMENTS (98.1%)
   (Cost $40,643)                                   40,491
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (1.9%)               771
                                                  --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization--no par value)
     based on 4,631,471 outstanding
     shares of beneficial interest                  44,211
   Distributions in excess of net
     investment income                                 (72)
   Accumulated net realized loss
     on investments                                 (2,725)
   Net unrealized depreciation
     on investments                                   (152)
                                                  --------
TOTAL NET ASSETS (100.0%)                         $ 41,262
                                                  ========

   Net Asset Value, Offering and
     Redemption Price Per Share                      $8.91
                                                  ========


*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITH IN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS".
(B) SECURITY IN DEFAULT ON INTEREST PAYMENTS.
(C) SECURITY IN DEFAULT ON INTEREST AND PRINCIPAL PAYMENTS.
(D) DELAYED INTEREST (STEP-BONDS) -- REPRESENTS SECURITIES THAT REMAIN ZERO-COUPON SECURITIES UNTIL A PREDETERMINED DATE AT WHICH TIME THE STATED COUPON RATE BECOMES EFFECTIVE AND INTEREST BECOMES PAYABLE AT REGULAR INTERVALS. THE INTEREST RATES DISCLOSED REPRESENT YIELDS AT MARCH 31, 1999, BASED UPON THE ESTIMATED TIMING AND AMOUNT OF FUTURE INTEREST AND PRINCIPAL PAYMENTS.
CL--CLASS
CV--CONVERTIBLE
PIK--PAYMENT-IN-KIND
REIT--REAL ESTATE INVESTMENT TRUST
SER--SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                 PENN CAPITAL FUNDS
                                                                     (Unaudited)

                                                      PENN CAPITAL STRATEGIC
                                                       HIGH YIELD BOND FUND
                                                  ----------------------------
                                                           10/1/98 THRU
                                                              3/31/99
------------------------------------------------------------------------------
Investment Income:
   Interest ......................................         $ 1,670
   Dividends......................................              38
------------------------------------------------------------------------------

     Total Investment Income......................           1,708
------------------------------------------------------------------------------

Expenses:
   Investment Advisory Fees ......................              94
   Investment Advisory Fee Waiver ................             (78)
   Administrator Fees ............................              36
   Custodian Fees ................................               3
   Transfer Agent Fees ...........................              12
   Professional Fees .............................              12
   Trustee Fees ..................................               2
   Registration Fees .............................              28
   Pricing Fees ..................................               1
   Printing Fees .................................               4
   Amortization of Deferred Organizational Costs..               2
------------------------------------------------------------------------------
         Total Net Expenses ......................             116
------------------------------------------------------------------------------
         Net Investment Income ...................           1,592
------------------------------------------------------------------------------
   Net Realized Loss From Securities Sold ........          (1,968)
   Net Unrealized Appreciation
     of Investment Securities ....................           2,125
------------------------------------------------------------------------------

   Net Realized and Unrealized Gain
       on Investments ............................             157
------------------------------------------------------------------------------

   Net Increase in Net Assets Resulting
      from Operations ............................          $1,749
------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                      PENN CAPITAL FUNDS
                                                                     (Unaudited)


                                                                    PENN CAPITAL STRATEGIC
                                                                     HIGH YIELD BOND FUND
                                                                  --------------------------
                                                                10/1/98 THRU    3/1/98 THRU
                                                                   3/31/99       9/30/98 (1)
--------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ......................................   $ 1,592          $  728
   Net Realized Loss on Securities Sold........................    (1,968)           (757)
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ....................................     2,125          (2,277)
--------------------------------------------------------------------------------------------

     Net Increase (Decrease) in Net Assets Resulting
       from Operations ........................................     1,749          (2,306)
--------------------------------------------------------------------------------------------

Distributions to Shareholders:
   Net Investment Income ......................................    (1,671)           (721)
--------------------------------------------------------------------------------------------

     Total Distributions ......................................    (1,671)           (721)
--------------------------------------------------------------------------------------------

Capital Share Transactions:
   Proceeds from Shares Issued ................................    23,866           9,446
   Proceeds from Shares Issued in Lieu of Cash Distributions...     1,125             395
   Increase from In-Kind Transfers.............................        --          11,169
   Cost of Shares Redeemed.....................................    (1,649)           (141)
--------------------------------------------------------------------------------------------

   Increase in Net Assets From
     Capital Share Transactions................................    23,342          20,869
--------------------------------------------------------------------------------------------

     Total Increase in Net Assets .............................    23,420          17,842
--------------------------------------------------------------------------------------------

Net Assets:
     Beginning of Period.......................................    17,842              --
--------------------------------------------------------------------------------------------

     End of Period(2) .........................................   $41,262         $17,842
============================================================================================
Shares Issued and Redeemed:
   Issued .....................................................     2,688             923
   Issued in Lieu of Cash Distributions........................       127              44
   Issued in connection with In-Kind Transfers.................        --           1,047
   Redeemed....................................................      (185)            (13)
--------------------------------------------------------------------------------------------

   Net Increase in Share Transactions..........................     2,630           2,001
--------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on March 1, 1998.
(2) Includes undistributed net investment income and/or distributions in excess of net investment income (000) of $(72) and $7 as of March 31, 1999, and September 30, 1998, respectively.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                          PENN CAPITAL FUNDS
                                                                     (Unaudited)

For a Share Outstanding Throughout the Period



              Net                Realized and                                   Net                    Net
             Asset                Unrealized   Distributions  Distributions    Asset                  Assets      Ratio
             Value        Net     Gain (Loss)     from Net        from         Value                   End     of Expenses
           Beginning  Investment       on        Investment      Capital        End        Total    of Period   to Average
           of Period    Income    Investments      Income         Gains      of Period    Return(1)    (000)    Net Assets
           ---------  ---------- ------------- -------------  -------------  ---------    --------- ---------  -----------
-------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
-------------------------------------------

1999(3)+    $ 8.91       0.42        0.02          (0.44)           --         $8.91        5.06%    $41,262     0.68%*
1998(2)     $10.00       0.37       (1.09)         (0.37)           --         $8.91       (7.23)%   $17,842     0.68%*

                                             Ratio of Net
                           Ratio of           Investment
                           Expenses           Income to
        Ratio of Net       to Average          Average
         Investment        Net Assets         Net Assets
           Income         (Excluding         (Excluding         Portfolio
         to Average      Waivers and         Waivers and        Turnover
         Net Assets     Reimbursements)    Reimbursements)        Rate
        ------------    ---------------    ---------------      ---------
-------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
-------------------------------------------
1999(3)+     9.34%*          1.14%*             8.88%*           38.38%
1998(2)     10.04%*          2.09%*             8.63%*           29.19%


  *  Annualized
  +  For the six-month period ended March 31.
(1) Returns are for the period indicated and have not been annualized.
(2) Commenced operations on March 1, 1998.
(3) On November 4, 1998, the Board of Trustees of the Alpha Select Funds voted to approve a tax-free reorganization for the Penn Capital Strategic High Yield Bond Fund (the "Portfolio") under which all of the assets and liabilities of the Portfolio were transferred to the TIP Funds.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
                                       10

NOTES TO FINANCIAL STATEMENTS                                 PENN CAPITAL FUNDS
March 31, 1999                                                       (Unaudited)

1.  ORGANIZATION:
TIP FUNDS (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 14 funds. The financial statements included herein are for the Penn Capital Strategic High Yield Bond Fund, (the "Fund"). The Fund is registered to offer two classes of shares, Institutional Shares and Adviser Shares. As of March 31, 1999, the advisory shares had not yet commenced operations. The financial statements of the remaining portfolios are presented separately. The assets of the Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

    SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Fixed income securities for which market prices are not readily available may be valued pursuant to guidelines established by the Board of Trustees.

    FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

    SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Income from payment-in-kind and step-up bonds is recorded based on the effective interest method. The cost of these securities has been adjusted to reflect in-kind interest income. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

    NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

    REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
                                       11

NOTES TO FINANCIAL STATEMENTS (Continued)                     PENN CAPITAL FUNDS
March 31, 1999                                                       (Unaudited)

    EXPENSES -- Expenses that are directly related to the Fund are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to Shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

    Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.   ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organization costs have been capitalized by the Fund and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee. For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of .09% of the Trust's average daily net assets up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and
 .04% of such assets in excess of $2 billion. The Fund is subject to a minimum annual fee of $65,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated January 1, 1998. The Distributor receives no fees for its distribution services under this agreement.
                                       12

NOTES TO FINANCIAL STATEMENTS (Concluded)                     PENN CAPITAL FUNDS
March 31, 1999                                                       (Unaudited)

5.  INVESTMENT ADVISORY AGREEMENT:
For its services, Penn Capital Management Company, Inc. (the "Adviser") is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Strategic High Yield Bond Fund. Penn Capital has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Strategic High Yield Bond Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .68%. Penn Capital reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales for the period ended March 31, 1999, are as follows (000):

                                PENN CAPITAL STRATEGIC
                                 HIGH YIELD BOND FUND
                                 --------------------
Purchases ...............              $30,731
Sales ...................              $10,498

At March 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 1999, are as follows (000):

                                PENN CAPITAL STRATEGIC
                                 HIGH YIELD BOND FUND
                                 --------------------
Aggregate gross unrealized
   appreciation ............          $ 1,973
Aggregate gross unrealized
   depreciation ............           (2,125)
                                      -------
Net unrealized depreciation           $  (152)
                                      =======

7.  IN KIND TRANSFERS OF SECURITIES
During the period ended September 30, 1998, Strategic High Yield Bond Fund issued 1,043,117 shares of beneficial interest in exchange for portfolio securities from certain accounts managed by Penn Capital at their current value of $11,168,742, which includes $242,642 of net unrealized loss.

8.  CONCENTRATION OF CREDIT RISK
The Strategic High Yield Bond Fund invests primarily in fixed income securities that are not rated or that are rated below investment grade (I.E., Ba1 or lower rating by Moody's and/or BB+ or lower by S&P), including securities of issuers subject to proceedings under the Federal Bankruptcy Code. The market for such securities is relatively inefficient due to its complexity and the limited availability of information on such securities.

9.  TAX-FREE REORGANIZATION
On November 4, 1998, the Board of Trustees of the Alpha Select Funds approved a tax-free reorganization for the Penn Capital Strategic High Yield Bond Fund (the "Portfolio") under which all of the assets and liabilities of the Portfolio were transferred to the TIP Funds, a Massachusetts business trust. A shareholder meeting was held on January 25, 1999, at which time this reorganization was approved by the Portfolio's shareholders.

PENN CAPITAL HIGH YIELD BOND FUND
---------------------------------
(Voted on January 25, 1999)

                     SHARES   SHARES
                      VOTED OUTSTANDING
---------------------------------------
For     2,236,173     99.56%   56.47%
Against         0      0.00%    0.00%
Abstain     9,813      0.44%    0.25%

                                      NOTES

TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805


INVESTMENT ADVISER
Penn Capital Management Company, Inc.


DISTRIBUTOR
SEI Investments Distribution Co.


ADMINISTRATOR
SEI Investments Mutual Funds Services


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP


To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312





THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE
PENN CAPITAL FUNDS. IT MAY BE DISTRIBUTED TO
OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A
PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.

PEN-F-009-01